Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 79,089	$ 101,705
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $4,532 and $169, respectively (notes 1(v), 23(b)(iii) and 23(b)(iv))	(27,969)	(21,753)
Change in fair value of cash flow hedges, net of tax recovery of $952 and expense of $599, respectively (note 23(b)(ii))	(2,690)	1,626
Change in value of available-for-sale investments	0	(65)
Change in pension and other post-employment benefits, net of tax expense of $696 and $512, respectively (note 10)	1,960	376
Other comprehensive loss, net of tax	(28,699)	(19,816)
Comprehensive income	50,390	81,889
Comprehensive loss attributable to the non-controlling interests	(107,380)	(47,743)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 157,770	$ 129,632